COMMITMENTS AND CONTINGENCIES - Merger Agreement (Details) - USD ($)		5 Months Ended
	Apr. 28, 2021	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds		$ 135,240,000
Subscription Agreements | PIPE Investors
Other Commitments [Line Items]
Common stock, par value	$ 0.0001
Shares issued	7,500,000
Gross proceeds	$ 75,000,000
Shares issued price per share	$ 10.00
Minimum net tangible assets upon consummation of business combination	$ 5,000,001